OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ 63,381	$ 8,849	¥ 1,194,586	¥ 1,375,516
Third Parties
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ (63,381)	$ (8,849)	¥ (1,194,586)